Inventories, net	12 Months Ended
Dec. 31, 2020
Inventory, net
Inventories, net

8.     Inventories, net

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Finished goods	2,525	2,084
Products in process (b)	52,619	47,652
Spare parts and supplies	76,937	74,033
	132,081	123,769
Provision for impairment of value of inventory (c)	(31,117)	(25,402)

	100,964	98,367

Classification by use:
Current portion	77,327	97,973
Non-current portion	23,637	394

	100,964	98,367

(b)Products in process include mainly to mineral in process of El Brocal for 1,527,521 Dried Metric Ton (DMT) amounting to US$32.2 million (1,592,905 DMT amounting to US$31.2 million as of December 31, 2019).

(c)The provision for impairment of value of inventory had the following movement:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Beginning balance	25,402	23,163	11,603
Continuing operations:
Provision for impairment of finished and in progress goods, note 21(a)	8,920	7,329	4,640
Reversal for impairment of finished and in progress goods, note 21(a)	(3,866)	(9,472)	(119)
Provision for impairment of spare parts and supplies, note 26(a)	17,266	15,703	11,704
Reversal for impairment of spare parts and supplies, note 26(a)	(15,762)	(11,641)	(4,665)
Sale of mining unit, note 1(e)	(1,220)	—	—
Discontinued operations, note 1(e):
Provision for impairment of spare parts and supplies	1,220	843	—
Reversal for impairment of spare parts and supplies	(843)	(523)	—

Final balance	31,117	25,402	23,163

During 2020, the increase in the provision of finished products and in process was generated by the higher cost incurred as a consequence of the lower production of the Tambomayo and Uchucchacua mining units due to lower recoveries.

In the opinion of Group’s Management, the provision for impairment of value of inventory adequately covers this risk as of the date of the consolidated statements of financial position.

Minera Yanacocha SRL and subsidiary [Member]
Inventory, net
Inventories, net

7.     Inventories, net

(a)This caption is made up as follows:

	2020	2019
	US$(000)	US$(000)

Precious metals	12,559	8,021
Leach in-circuit	3,117	5,158
Mill in-circuit	2,093	1,332
Materials and supplies	41,123	45,832
	58,892	60,343

Allowance for obsolescence of materials and supplies (b)	(6,595)	(6,098)

	52,297	54,245

(b)The allowance for obsolescence of material and supplies had the following movement during the years 2020, 2019 and 2018:

	2020	2019	2019
	US$(000)	US$(000)	US$(000)

Opening balance	6,098	7,515	7,076
Provision for impairment of materials and supplies	1,459	1,898	1,887
Reversal of provision for impairment of materials and supplies	(962)	(3,315)	(1,448)

Ending balance	6,595	6,098	7,515

Reversals of impaired materials are due to disposals of impaired materials that offset the accumulative provision in each period.

Sociedad Minera Cerro Verde S.A.A. [Member]
Inventory, net
Inventories, net

5.    Inventories, net

This item is made up as follows:

	December 31, 2020	December 31, 2019
	US$(000)	US$(000)

Current
Materials and supplies	368,996	348,035
Work-in-process (WIP) (a)	176,813	173,190
Finished goods:
Copper concentrate	16,563	23,890
Copper cathode	3,826	6,321
Molybdenum concentrate	700	1,268
Less: Provision for obsolescence of materials and supplies	(104)	(507)
	566,794	552,197

Non-current
Work-in-process (WIP) (a)	301,075	255,123

Total inventories	867,869	807,320

(a)WIP inventories represent mill and leach stockpiles, which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long-term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.